As filed with the U.S.  Securities and Exchange Commission on August 26, 1998.

                                               Securities Act File No. 333-37367
                                        Investment Company Act File No. 811-8419

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              --------------------

                                    FORM N-1A
            Registration Statement Under The Securities Act Of 1933 x

                              Pre-Effective Amendment No           |_|

                              Post-Effective Amendment No. 7        x

                                     and/or
            Registration Statement Under The Investment
            Company Act Of 1940                                     x

                                 Amendment No. 9
                        (Check appropriate box or boxes)
                              --------------------

                               Forward Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                              433 California Street
                                   Suite 1010
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
       Registrant's Telephone number, including Area Code: 1-800-999-6809
                              --------------------

                                  Ronald Pelosi
                               Forward Funds, Inc.
                              433 California Street
                                   Suite 1010
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)
                              --------------------

                                 With copies to:

                             Jeffrey L. Steele, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box)

[ ]  Immediately upon filing pursuant to         [ ]  on ( ) pursuant to
     paragraph (b), or                                paragraph (b), or

[x]  60 days after filing pursuant to            [ ]  on (  ) pursuant to paragraph
     paragraph (a)(1), or                             (a)(1), or

[ ]  75 days after filing pursuant to            [ ]  on (  ) pursuant to paragraph
     paragraph (a)(2), or                             (a)(2) of Rule 485.

The enclosed Exhibit (b)(13) related only to The Small Capitalization Stock Fund. Parts A and B of this Registration Statement have not changed since they were filed on August 10, 1998 and are incorporated by reference herein in their entirety.

                                     PART C
                                OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits

         (a)     Financial Statements**

         (b)      Exhibits

                  (1) --    Articles of Incorporation*

                  (2) --  Bylaws*

                  (3) --  Not Applicable

                  (4) --  Not Applicable

                  (5) -- (a) Form of Investment Management Agreement between the
                             Company and Webster Investment Management LLC**
                         (b) Form of Sub-Advisory Agreement with Hoover Capital
                             Management, LLC**

                  (6) --  Amendment to Distribution Agreement**

                  (7) --  Not Applicable

                  (8) --  (a)  Form of Custodian Agreement*
                          (b)  Amendment to Custodian Agreement**

                  (9) --  (a)  Amendment to Form of Transfer Agency
                               and Services  Agreement**
                          (b)  Amendment to Form of Administration Agreement**

                 (10) --  Opinion and Consent of Dechert Price & Rhoads**

                 (11) --  Consent of Independent Accountants**

                 (12) --  Not Applicable

                 (13) --  Initial Subscription Documents

                 (14) --  Not Applicable

                 (15) --  Not Applicable

                 (16) --  Not Applicable+

                 (17) --  Not Applicable+

                 (18) --  Not Applicable


* - Previously filed in Registrant's initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on October 7, 1997.

** - Previously filed in Registrant's post-effective Amendment No. 6, as filed with the Securities and Exchange Commission on August 10, 1998.

+ Because the Fund has not commenced operations there are no quotations or financial data at this time.


ITEM 25. Persons Controlled by or under Common Control with Registrant

         Not Applicable.

ITEM 26. Number of Holders of Securities

         As of the date of this Registration Statement, there is one Shareholder of record holding Shares of the Company.

ITEM 27. Indemnification

         Section 2-418 of the General  Corporation Law of the State of Maryland,
Article VII of the Company's Articles of Incorporation, and Article VI of the Company's Bylaws provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. Business and Other Connections of the Investment Adviser

         Information as to the directors and officers of the Investment Adviser and the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Adviser and Sub-Adviser in the last two years, is included in their applications for registration as investment advisers on Form ADV filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 29. Principal Underwriters

         (a)      Not Applicable

         (b)      Not Applicable

         (c)      Not Applicable

ITEM 30. Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of the First Data Investor Services Group, Inc. whose principal business address is 53 State Street, Boston, Massachusetts 02109.

ITEM 31. Management Services

         Not Applicable

ITEM 32. Undertakings

         Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding Shares of beneficial interest and in connection with such meeting to comply with the Shareholders communications provisions of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on the 26th day of August, 1998.


                                  FORWARD FUNDS, INC.


                                  By:     /s/ Ronald Pelosi


         KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below hereby constitutes and appoints Robert Helm, Jeffrey S. Puretz, Jack W. Murphy and Jeffrey L. Steele or any one of them, his true and lawful attorneys-in-fact and agents, with full power of substitution and resubstitution, for him and in his name, place, and stead, in any and all capacities, to sign any and all pre- and post-effective amendments to this Registration Statement, and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing requisite or necessary to be done in connection therewith, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, or their or his substitutes, may lawfully do or cause to be done by virtue hereof.

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         Signature                             Title                              Date

/s/  Ronald Pelosi                 Director, President                      August 26, 1998
------------------                 (Principal Executive Officer)


/s/ Haig G. Mardikian              Director                                 August 26, 1998
---------------------


/s/ Leo T. McCarthy                Director                                 August 26, 1998
-------------------


/s/  J. Alan Reid, Jr.             Treasurer                                August 26, 1998
----------------------             (Principal Financial Officer)

                               PURCHASE AGREEMENT

Forward Funds, Inc. (the "Corporation"), organized and existing under the laws of the State of Maryland, on behalf of The Equity Fund, The Global Bond Fund, The International Equity Fund and The Small Capitalization Stock Fund (together, the "Funds" and each a "Fund') and Sutton Place Management Co., Inc. (the "Purchaser") hereby agrees as follows:

                   1. The Corporation hereby offers to the Purchaser and the Purchaser hereby agrees to purchase one (1) share of each Fund at $1.00 per share, each share with a par value of $0001 (hereafter "Shares"). The Shares are the "initial shares" of the Funds. The Purchaser hereby acknowledges receipt of a purchase confirmation reflecting the purchase of the Shares, and the Corporation hereby acknowledges receipt from the Purchaser of funds in the aggregate amount of forty dollars ($40.00) in full payment for the Shares.

                   2. The Purchaser represents and warrants to the Corporation that the Shares are being acquired for investment purposes and not for the purpose of distribution.

                   3. The Corporation represents that a copy of its Articles of Incorporation are on file at the office of the State Department of Assessments and Taxation of the State of Maryland.

                   4.      This  Agreement  has been  executed  on behalf of the
                           Corporation by the undersigned officer of the Corporation in his capacity as an officer of the Corporation. The obligations of this Agreement shall be binding only upon the assets and property of the Funds and shall not be binding upon any individual Director, officer or shareholder of the Fund or the Corporation.

     IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the _________ day of __________, 1998.


Attest:                              SUTTON PLACE MANAGEMENT CO., INC.


______________________               By:      _____________________________

                                     Name:    _____________________________

                                     Title:   _____________________________

Attest:                              FORWARD FUNDS, INC.


______________________               By:      _____________________________

                                     Name:    _____________________________

                                     Title:   _____________________________